Subsequent Events - Additional Information (Details) $ in Thousands, shares in Millions, $ in Millions	Mar. 28, 2023 CAD ($) Store	Aug. 22, 2022 CAD ($) shares	Mar. 06, 2023 USD ($)
Valens Arrangement Agreement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investments interest rate		10.00%
Investments maturity date		Dec. 15, 2023
non-revolving term loan facility		$ 60.0
Bankruptcy Transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Superpriority secured debtor-in-possession line of credit			$ 1,750
Lightbox Enterprises Ltd. | Major Business Combination | Lightbox Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of retail stores | Store	4
Total consideration	$ 7.8
Cash consideration	1.5
Issuance of common shares	3.3
Cancellation of debt	$ 3.0
VALENS | Valens Arrangement Agreement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
non-revolving term loan facility		$ 60.0
VALENS | Major Ordinary Share Transactions | Valens Arrangement Agreement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of units issued | shares		27.6
Aggregate shares issued,value		$ 84.0
Common stock ,conversion price		0.3334